Income Taxes - Schedule of Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current provision
Federal			$ (85)	$ (100)	$ 173
State			43	222	62
Total current provision			(42)	122	235
Deferred provision
Federal			3,740	3,256	955
State			1,501	1,044	564
Total deferred provision			5,241	4,300	1,519
Total income tax expense	$ (139)	$ 1,678	$ 5,199	$ 4,422	$ 1,754